Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment

Property and equipment consisted of the following (in thousands):

	Years ended December 31,
	2011 (1)	2012 (1)
Computer and other related equipment	$13,671	$15,842
Purchased and internally developed software	6,667	7,452
Furniture and fixtures	1,229	1,242
Leasehold improvements	1,805	1,809

	$23,372	$26,345
Less: accumulated depreciation and amortization	(17,185)	(20,340)

Property and equipment, net	$6,187	$6,005

(1)	Includes the original cost and accumulated depreciation of fully-depreciated fixed assets which were $13.3 million and $15.8 million at December 31, 2011 and 2012, respectively.